UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
1/31/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (139.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.6%)

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6 1/2s, 10/1/53	BBB-	$2,000,000	$2,336,180

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.8s, 5/1/34	Baa2	750,000	864,480

			3,200,660
Arizona (2.9%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.) escrow, Ser. A, 7 5/8s, 12/1/29(F)	D/P	3,025,000	9,042

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	1,500,000	1,681,905

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,417,294

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	2,400,000	2,827,512

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	1,000,000	1,108,090

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,552,077

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	500,000	579,980

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A-	1,350,000	1,685,097

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa2	1,000,000	1,173,260

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5s, 8/1/32	A-	2,065,000	2,378,137

			15,412,394
California (28.3%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/32	BBB+/F	550,000	607,569

ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC, zero %, 8/1/20	Aa3	1,500,000	1,366,845

Bay Area Toll Auth. of CA Rev. Bonds
(San Francisco Bay Area), Ser. F-1, 5s, 4/1/39 (Prerefunded 4/1/18)	AA	2,500,000	2,844,450
(Toll Bridge), Ser. S-4, 5s, 4/1/33	A1	1,200,000	1,407,552

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	789,030

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	A3	5,000,000	5,077,750
Ser. K, 4 5/8s, 8/1/26	A3	2,500,000	2,534,750

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa1	1,800,000	1,896,660

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5s, 10/1/42	Baa1	500,000	544,660

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	A-	850,000	880,056

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	A-	1,000,000	1,086,490

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	12,000,000	14,771,400
5 1/2s, 3/1/40	Aa3	7,450,000	8,665,691
5s, 4/1/42	Aa3	4,000,000	4,603,480
5s, 10/1/29	Aa3	3,000,000	3,482,040

CA State Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5s, 11/1/21	A2	1,500,000	1,550,130
(Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	1,119,326

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5 1/4s, 8/15/39	BBB	400,000	455,612

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	3,500,000	3,988,390
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,685,525

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1	1,000,000	1,226,320
Ser. A-1, 6s, 3/1/35	A1	1,600,000	1,925,184
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A1	1,575,000	1,742,438
(Capital Projects), Ser. A, 5s, 4/1/29	A1	2,000,000	2,340,080

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	1,415,000	1,419,486

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	2,000,000	2,214,400
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	450,000	461,700
(Sutter Hlth.), Ser. A, 5s, 11/15/43	Aa3	2,485,000	2,562,656

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	770,000	772,533

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	Aa2	1,915,000	2,030,302

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	2,250,000	2,582,235

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A
6s, 1/15/53	BBB-	1,500,000	1,797,375
zero %, 1/1/28 (Escrowed to maturity)	AA+	10,000,000	7,387,100

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3	1,000,000	853,290
Ser. A-1, 5 1/8s, 6/1/47	B3	2,765,000	2,253,807
Ser. A-1, 5s, 6/1/33	B3	100,000	86,368
(Enhanced Asset), Ser. A, 5s, 6/1/30	A1	500,000	586,430
(Enhanced Asset), Ser. A, 5s, 6/1/29	A1	1,400,000	1,646,582

Univ. of CA Rev. Bonds, Ser. AF, 5s, 5/15/36(T)	AA	9,000,000	6,555,584

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. D, 5s, 5/15/40	AA	3,500,000	4,014,150
5s, 5/15/30	AA	1,000,000	1,177,720

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4 1/2s, 1/1/27	A	600,000	658,512

M-S-R Energy Auth. Rev. Bonds, Ser. B, 6 1/2s, 11/1/39	A-	3,000,000	4,303,800

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	6,000,000	6,618,300

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5s, 9/1/30	BBB+	1,250,000	1,411,538

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2012), 6 5/8s, 8/1/38	BBB/P	500,000	615,140

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5s, 8/15/30	AA-	635,000	749,852

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P, 5s, 5/1/26	A+	3,000,000	3,511,200

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	AA-	1,990,000	1,695,759

Sacramento Cnty., Arpt. Syst. Rev. Bonds, 5s, 7/1/40	A	1,350,000	1,527,012

Sacramento, Special Tax Bonds (North Natomas Cmnty. Fac.), Ser. 97-01, 5s, 9/1/20	BBB-/P	1,195,000	1,195,920

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 97-01
5s, 9/1/29	BBB-/P	1,180,000	1,180,543
5s, 9/1/18	BBB-/P	1,030,000	1,030,845

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/42	A2	2,110,000	2,339,969

San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, NATL, 6 1/2s, 8/1/17	AA-	2,425,000	2,619,509

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5s, 7/1/40	A2	3,750,000	4,257,975

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C
zero %, 7/1/40	Aa3	5,000,000	1,836,950
zero %, 7/1/38	Aa3	5,000,000	2,024,450

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, 5s, 5/1/28	A1	575,000	676,321

San Juan, Unified School Dist. G.O. Bonds, AGM, zero %, 8/1/19	Aa2	1,000,000	935,910

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6 1/4s, 10/1/40	A	875,000	1,048,285

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	450,000	450,914

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 7/8s, 1/1/29	AA-	1,585,000	1,861,757

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	4,000,000	4,498,480

			153,042,087
Colorado (1.2%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	335,761
(Evangelical Lutheran Good Samaritan Society), 5 5/8s, 6/1/43	A3	600,000	697,950
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	1,650,000	1,855,112
(Evangelical Lutheran), 5s, 6/1/29	A3	850,000	888,182

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5 1/2s, 11/15/31	A2	950,000	1,130,481

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. C1, NATL, 5 1/2s, 9/1/24	AA-	1,250,000	1,286,500

			6,193,986
Delaware (1.0%)

DE State Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.4s, 2/1/31	Baa1	1,100,000	1,253,054

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.03s, 10/1/38	VMIG1	3,500,000	3,500,000

DE State Hsg. Auth. Rev. Bonds (Single Family Mtge.), Ser. B, zero %, 1/1/40	A3	4,185,000	867,885

			5,620,939
District of Columbia (1.5%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB+	3,000,000	3,507,210

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/34	A+	1,000,000	1,129,980

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(First Sr. Lien), Ser. A, 5s, 10/1/39	A2	2,000,000	2,218,520
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	1,383,171

			8,238,881
Florida (5.1%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39 (Prerefunded 4/1/19)	A3	3,000,000	3,741,030

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	Baa2	2,500,000	2,502,300

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	1,700,000	1,909,066

Jacksonville, Port Auth. Rev. Bonds, 5s, 11/1/38	A2	600,000	651,636

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5s, 11/15/40(FWC)	A2	2,000,000	2,298,380

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	365,690

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,500,000	2,685,100

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/40	Aa3	1,500,000	1,718,820

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	3,000,000	3,455,760
Ser. A, 5s, 10/1/29	A2	1,000,000	1,155,880
5s, 10/1/28	A2	500,000	593,905

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A3	1,000,000	1,128,950

Orange Cnty., Hlth. Facs. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5s, 8/1/34	A-/F	1,350,000	1,497,380

Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, AGM, 5s, 7/1/25	AA	500,000	603,565

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	1,000,000	1,118,210

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	1,500,000	1,610,145

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Allocation Bonds, Ser. A-1, 5s, 3/1/30	BBB+	360,000	408,251

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	B-/P	400,000	400,848

			27,844,916
Georgia (4.1%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	Aa3	1,250,000	1,426,975

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5s, 1/1/34	A1	1,550,000	1,831,914
5s, 1/1/33	A1	1,500,000	1,778,040

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	Aa3	4,500,000	5,537,295

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	1,350,000	1,537,421

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care)
Ser. S, 5 1/2s, 8/15/54	AA-	925,000	1,109,815
Ser. B, 5 1/4s, 2/15/45	AA-	6,500,000	7,333,430

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	1,400,000	1,500,352

			22,055,242
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	AA	300,000	352,764

			352,764
Illinois (12.6%)

Chicago, G.O. Bonds, Ser. A
5s, 1/1/36	A+	3,000,000	3,199,680
5s, 1/1/34	A+	1,250,000	1,341,888

Chicago, Motor Fuel Tax Rev. Bonds, 5s, 1/1/29	AA+	500,000	564,720

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	4,000,000	4,770,400
Ser. C, 5 3/8s, 1/1/39	A2	1,250,000	1,444,263
Ser. C, 5 1/4s, 1/1/28	A2	1,320,000	1,557,191
Ser. C, 5 1/4s, 1/1/27	A2	2,125,000	2,521,801
(Passenger Fac. Charge), Ser. B, 5s, 1/1/24	A2	2,500,000	2,920,125

Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5 1/4s, 12/1/49	AA	3,000,000	3,559,350

Chicago, Waste Wtr. Transmission Rev. Bonds
(2nd Lien), 5s, 1/1/39	AA-	1,835,000	2,087,680
Ser. A, NATL, zero %, 1/1/24	AA	1,600,000	1,229,360

Chicago, Wtr. Wks Rev. Bonds (2nd Lien), 5s, 11/1/39	AA-	1,725,000	1,981,473

Cicero, G.O. Bonds, Ser. A, AGM, 5s, 1/1/21	AA	2,000,000	2,318,240

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	2,500,000	2,948,500
(IL Rush U. Med. Ctr.), Ser. C, 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,761,728
(IL Rush U. Med. Ctr.), Ser. D, 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,490,000	1,842,087
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	3,000,000	3,260,460
(Alexian), Ser. A, AGM, 5 1/4s, 1/1/22	A2	3,775,000	4,242,534

IL State G.O. Bonds
5 1/4s, 2/1/30	A3	1,000,000	1,142,290
5s, 3/1/34	A3	750,000	810,180

IL State Fin. Auth. Rev. Bonds (U. of Chicago), Ser. A, 5s, 10/1/33	Aa2	3,000,000	3,585,900

IL State Sports Fac. Auth. Rev. Bonds, AGM, 5 1/4s, 6/15/32	AA	250,000	294,053

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	937,486

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn), NATL, FGIC
zero %, 12/1/21	AA+	1,805,000	1,567,263
zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	131,029
zero %, 12/1/20	AA+	1,495,000	1,346,816
zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	143,482

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/30	AAA	15,000,000	8,204,250

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	4,150,000	4,973,236

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	AA-	1,870,000	1,287,271

			67,974,736
Indiana (2.3%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A3	180,000	215,122

IN State Fin. Auth. Rev. Bonds
(U.S. Steel Corp.), 6s, 12/1/26	BB-	500,000	566,970
(BHI Sr. Living), 5 3/4s, 11/15/41	BBB+/F	1,000,000	1,115,530
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/40	BBB-	1,500,000	1,679,565
(Duke Energy Ind.), Ser. C, 4.95s, 10/1/40	Aa3	4,000,000	4,363,880

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa1	1,375,000	1,516,584
NATL, 5.6s, 11/1/16	AA-	1,550,000	1,671,365

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO, 5 3/4s, 10/1/28	AA	1,000,000	1,210,070

			12,339,086
Kentucky (0.6%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,000,000	1,196,000

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	290,000	316,576

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5s, 7/1/32	A+	1,030,000	1,203,267
5s, 7/1/31	A+	385,000	451,493

			3,167,336
Maryland (0.7%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	650,000	775,431

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Peninsula Regl. Med. Ctr.), 5s, 7/1/39	A2	1,990,000	2,321,196

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	508,815

			3,605,442
Massachusetts (7.4%)

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	2,500,000	2,768,675

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	684,515
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	960,369	973,939
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5 3/4s, 7/15/43	Baa3	500,000	567,170
(Loomis Cmntys.), Ser. A, 5 3/4s, 1/1/28	BBB-	1,100,000	1,250,931
(Carleton-Willard Village), 5 5/8s, 12/1/30	A-	750,000	844,973
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	51,190	44,864
(Berklee College of Music), 5 1/4s, 10/1/41	A2	2,000,000	2,367,680
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	4,000,000	4,285,080
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	254,614	1,607

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB
(Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,500,000	1,803,465
(Dominion Energy Brayton Point), 5s, 2/1/36 (Prerefunded 8/1/16)	BBB+	1,000,000	1,067,570

MA State Edl. Fin. Auth. Rev. Bonds
(Ed. Loan Issue 1), 5s, 1/1/27	AA	800,000	912,672
(Ed. Loan - Issue 1), 4 3/8s, 1/1/32	AA	1,220,000	1,296,079

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	1,500,000	1,503,765
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	407,632	41
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	1,175,000	1,349,311
(Springfield College), 5 5/8s, 10/15/40	Baa1	550,000	607,206
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	AA-	700,000	794,241
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	3,250,000	3,744,650

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,622,310
Ser. 171, 4s, 12/1/44	Aa2	500,000	550,775
Ser. SF-169, 4s, 12/1/44	Aa2	1,000,000	1,092,430
Ser. 162, FNMA Coll, FHLMC Coll., 2 3/4s, 12/1/41	Aa2	720,000	738,432

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	2,855,000	3,183,325

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,500,000	2,950,100
5s, 7/1/41	A1	2,590,000	2,982,748

			39,988,554
Michigan (6.1%)

Detroit, G.O. Bonds, AMBAC, 5 1/4s, 4/1/24	BB/P	222,425	218,448

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6s, 5/1/29	Aa2	1,000,000	1,199,950

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	1,425,000	1,571,390

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	500,000	581,425

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/31	A2	2,445,000	2,848,792

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2	1,900,000	2,140,502

MI State Fin. Auth. Rev. Bonds
Ser. G-5A, AMBAC, 5 1/4s, 4/1/24	A-	1,212,575	1,212,745
Ser. H-1, 5s, 10/1/39	AA-	1,575,000	1,825,913
(MidMichigan Oblig. Group), 5s, 6/1/39	A1	1,000,000	1,148,440
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5s, 7/1/34	BBB+	100,000	109,830
(Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	BBB+	850,000	934,966

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	2,500,000	3,051,650
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A3	2,000,000	2,358,240
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	4,500,000	4,700,385
(Sparrow Hosp.), 5s, 11/15/31	A1	1,350,000	1,482,057

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.), Ser. D, 3.95s, 10/1/37	AA	1,050,000	1,074,969

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Evangelical Homes of MI)
5 1/2s, 6/1/47	BB+/F	675,000	703,843
5 1/4s, 6/1/32	BB+/F	320,000	340,979

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	2,062,022

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-	575,000	521,859

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa2	750,000	789,495

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2	2,000,000	2,346,120

			33,224,020
Minnesota (2.3%)

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, 5s, 1/1/32	A	500,000	591,375

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4s, 7/1/38	Aa1	835,000	912,530

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	995,000	1,066,192

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.), Ser. A, 5 1/8s, 5/1/30	A1	2,550,000	2,956,980

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	3,500,000	3,745,016

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,150,000	1,188,882

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/35	Aa3	1,490,000	1,767,483

			12,228,458
Mississippi (1.3%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,330,000	2,331,608

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	2,250,000	2,538,765

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	Baa2	2,000,000	2,321,000

			7,191,373
Nebraska (1.0%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A-	3,000,000	3,414,210

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	AA-/F	925,000	1,040,875

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5s, 1/1/39	A1	750,000	858,540

			5,313,625
Nevada (6.6%)

Clark Cnty., Ltd. Tax Bonds, 5s, 6/1/33(T)	AA	28,285,000	31,712,037

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	1,565,000	1,845,166

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Summerlin No. 151), 5s, 8/1/25	BB-/P	1,990,000	1,846,382

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BB+/P	575,000	592,865

			35,996,450
New Jersey (5.9%)

NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	500,000	567,515
5s, 6/15/26	Baa1	500,000	563,505

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,900,000	4,548,141
Ser. B, 5.6s, 11/1/34	A1	500,000	571,455

NJ State Edl. Fac. Auth. Rev. Bonds
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,500,000	1,504,470
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/37	Baa2	1,000,000	1,055,690
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa2	500,000	538,870

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,901,150

NJ State Hlth. Care Facs. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	2,750,000	3,105,823
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	1,500,000	1,577,430
(Holy Name Hosp.), 5s, 7/1/36	Baa2	5,000,000	5,173,900

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, zero %, 12/15/30	A2	10,000,000	5,084,100

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 4 3/4s, 6/1/34	B2	3,000,000	2,379,180

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	2,300,000	2,563,051

			32,134,280
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/42	BBB-	1,460,000	1,502,968

			1,502,968
New York (9.3%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	320,000	337,677

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	AA-	2,000,000	2,292,540
5s, 11/15/29	AA-	3,000,000	3,566,880

NY City, Indl. Dev. Agcy. Special Fac. FRB (American Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B+/P	2,000,000	2,193,620

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	700,000	702,611

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, 5s, 6/15/31(T)	AA+	10,000,000	11,714,905

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. GG, 5s, 6/15/43	AA+	2,000,000	2,288,640

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,500,000	1,502,250

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5s, 3/15/43	AAA	4,000,000	4,704,480

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5s, 7/1/35	Aa2	1,000,000	1,163,240

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	1,800,000	1,968,246

NY State Dorm. Auth. Rev. Bonds, Ser. C, 5s, 3/15/31(T)	AAA	4,750,000	5,870,952

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	6,000,000	6,020,160

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	AA-	6,000,000	6,024,240

			50,350,441
North Carolina (0.7%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24	A-	1,000,000	1,196,860

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	891,030
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	1,027,790

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	800,000	909,152

			4,024,832
Ohio (6.7%)

American Muni. Pwr., Inc. Rev. Bonds (Prairie State Energy Campus)
5 1/4s, 2/15/43 (Prerefunded 2/15/18)	AAA/P	940,000	1,066,815
5 1/4s, 2/15/43	A1	60,000	66,078

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B3	2,225,000	1,991,664
Ser. A-2, 5 7/8s, 6/1/30	B3	1,450,000	1,261,109
Ser. A-2, 5 3/4s, 6/1/34	B3	4,325,000	3,643,769

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A3	2,500,000	2,556,750

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-	1,125,000	1,264,151

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	644,000	77,216

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5s, 1/1/38	AA	2,000,000	2,304,020

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	3,100,000	3,574,455

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	2,000,000	2,267,020

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (5/1/20) (FirstEnergy Nuclear), Ser. C, 3.95s, 11/1/32	Baa3	950,000	1,018,220

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	5,000,000	5,566,950

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/33	A1	225,000	267,244
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/32	A1	950,000	1,131,393
5s, 2/15/48	A1	1,250,000	1,409,163

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	4,660,000	5,229,359

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/F	625,000	665,400

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
5s, 7/1/33	A	500,000	569,120
5s, 7/1/32	A	250,000	285,430

			36,215,326
Oregon (0.9%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1	2,015,000	2,257,284

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BBB/F	1,040,000	1,078,012

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	1,250,000	1,486,375

			4,821,671
Pennsylvania (5.4%)

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/35	Baa2	400,000	441,308
5s, 5/1/32	Baa2	1,350,000	1,497,609

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB-	1,000,000	1,189,710

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes), Ser. A, 5s, 1/1/17	BBB+/F	565,000	587,001

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5s, 1/1/40	A	1,200,000	1,335,396
5s, 1/1/31	A	2,500,000	2,959,050

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	725,000	771,763

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	1,128,370

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,114,820

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/40	A3	1,250,000	1,371,525

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5s, 11/1/32	A1	1,000,000	1,121,060

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB	500,000	542,495
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	3,000,000	3,391,860
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	2,436,233
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	935,112

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Co. Area Cmnty. College), 5s, 6/15/32	AA	2,030,000	2,300,701

PA State Tpk. Comm. Rev. Bonds
Ser. C, 5s, 12/1/44	A1	1,200,000	1,397,316
Ser. A, 5s, 12/1/38	A1	1,000,000	1,170,920
zero %, 12/1/34	A2	1,925,000	1,561,830

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13 (In default)(NON)(DEF)	D/P	1,402,141	14

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA	1,225,000	1,371,890

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	550,000	595,705

			29,221,688
Puerto Rico (0.7%)

Cmnwlth. of PR, G.O. Bonds, Ser. A
5 1/2s, 7/1/39	B	1,000,000	695,040
5 1/8s, 7/1/37	B	1,000,000	679,970

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5 3/8s, 8/1/39	B	1,500,000	1,056,645
AMBAC, zero %, 8/1/47	B	8,500,000	1,125,655

			3,557,310
Rhode Island (—%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/4s, 6/1/42	Ba1	200,000	201,304

			201,304
South Carolina (1.3%)

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	3,000,000	3,722,100
Ser. A, 5 1/2s, 12/1/54	AA-	3,000,000	3,587,130

			7,309,230
Tennessee (0.7%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	3,450,000	3,974,228

			3,974,228
Texas (15.8%)

Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 4.85s, 4/1/21	Baa1	3,250,000	3,347,110

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	400,000	450,224

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	2,850,000	3,199,952

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2	425,000	485,401

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	4,000,000	4,334,000

Dallas, Area Rapid Transit Rev. Bonds (Sr. Lien), 5s, 12/1/33(T)	AA+	26,000,000	29,617,600

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+	3,000,000	3,561,180

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	1,400,000	1,589,196

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of Greater Houston), Ser. A, 5s, 6/1/33	Baa3	800,000	879,912

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	1,500,000	1,769,580

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa2	1,750,000	1,931,895

Lower CO River Auth. Rev. Bonds, U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	AAA/P	50,000	50,791

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	1,500,000	1,654,605

New Hope, Cultural Ed. Facs. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	500,000	515,380
(Collegiate Hsg.-College Station I, LLC), AGM, 5s, 4/1/46	AA	2,100,000	2,358,909

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/43	AA+	2,000,000	447,940

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. A, 6s, 1/1/25	A2	160,000	181,589
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6s, 1/1/25 (Prerefunded 1/1/18)	AAA/P	1,140,000	1,313,987
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,000,000	2,220,420
Ser. D, AGO, zero %, 1/1/28	AA	7,800,000	5,079,828

North TX, Tollway Auth. stepped-coupon Rev. Bonds (1st Tier), Ser. I, 6 1/2s, 1/1/43	A2	4,000,000	5,172,280

Red River, Hlth. Retirement Facs. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	282,000	172,020
Ser. A, 5.45s, 11/15/38 (In default)(NON)	D/P	814,000	496,540

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5s, 10/1/44	BBB+/F	1,300,000	1,413,009

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,100,000	1,179,189

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5s, 12/15/15	A-	3,000,000	3,104,790

TX State G.O. Bonds (Trans. Auth.), Ser. A, 5s, 10/1/44	Aaa	3,925,000	4,728,605

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/28	A3	1,500,000	1,704,210

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5s, 8/15/41	A3	2,500,000	2,816,825

			85,776,967
Utah (0.3%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,500,000	1,504,605

			1,504,605
Virginia (0.5%)

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	2,100,000	2,493,351

			2,493,351
Washington (1.8%)

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	5,991,714

Tobacco Settlement Auth. of WA Rev. Bonds, 5 1/4s, 6/1/32	A-	2,125,000	2,411,599

WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med. Ctr.), 5 1/2s, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,487,160

			9,890,473
West Virginia (0.8%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa3	3,450,000	3,563,022

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	935,000	982,311

			4,545,333
Wisconsin (1.5%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	350,000	392,809

WI Dept. of Trans. Rev. Bonds, Ser. 1, 5s, 7/1/31	AA+	1,225,000	1,449,089

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,500,000	2,997,050

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	1,500,000	1,843,860
(Prohealth Care, Inc.), 5s, 8/15/39	A1	750,000	868,815
(Three Pillars Sr. Living), 5s, 8/15/33	A-/F	430,000	474,875

			8,026,498
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	2,000,000	2,376,680

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds
Ser. A, 5 1/2s, 1/1/33	A2	950,000	1,061,483
(Pwr. Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	1,119,480

			4,557,643
TOTAL INVESTMENTS

Total investments (cost $668,021,998)(b)			$753,099,097

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $541,466,295.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(b)	The aggregate identified cost on a tax basis is $667,797,151, resulting in gross unrealized appreciation and depreciation of $88,543,188 and $3,241,242, respectively, or net unrealized appreciation of $85,301,946.
(DEF)	This security is in default of principal and interest.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $53,672,824 to cover tender option bonds.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	22.80%
	Healthcare	22.5
	Utilities	22.2
	Tax bonds	13.1
	State debt	11.9
	Education	11.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $91,462,792 were held by the TOB trust and served as collateral for $37,789,969 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $17,493 for these investments based on an average interest rate of 0.06%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$753,012,784	$86,313

Totals by level	$—	$753,012,784	$86,313

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015